Subsidiaries - Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [line items]
Name of ultimate parent entity	Woodside Energy Group Ltd
Woodside Energy Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Ltd
Woodside Browse Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Browse Pty Ltd
Woodside Burrup Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Burrup Pty Ltd
Burrup Facilities Company Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Burrup Facilities Company Pty Ltd
Burrup Train 1 Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Burrup Train 1 Pty Ltd
Pluto LNG Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Pluto LNG Pty Ltd
Woodside Burrup Train 2 A Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Burrup Train 2 A Pty Ltd
Woodside Energy (Karratha Services) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Karratha Services) Pty Ltd
Woodside Energy (LNG Fuels and Power) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LNG Fuels and Power) Pty Ltd
Woodside Energy (Domestic Gas) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Domestic Gas) Pty Ltd
Woodside Energy (Algeria) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Algeria) Pty Ltd
Woodside Energy Australia Asia Holdings Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Australia Asia Holdings Pte Ltd
Woodside Energy Holdings International Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings International Pty Ltd
Woodside Energy International (Canada) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy International (Canada) Limited
Woodside Energy (Canada LNG) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Canada LNG) Limited
Woodside Energy (Canada PTP) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Canada PTP) Limited
KM LNG Operating General Partnership [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KM LNG Operating General Partnership
KM LNG Operating Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KM LNG Operating Ltd
Woodside Energy Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings Pty Ltd
Woodside Energy Holdings (USA) Inc [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (USA) Inc
Woodside Energy (USA) Inc [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (USA) Inc
Gryphon Exploration Company [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Gryphon Exploration Company
Woodside Energy Holdings (NA) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (NA) LLC
Woodside Energy (LA) Holdings Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Holdings Inc.
Woodside Energy (LA) Holdings Investments LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Holdings Investments LLC
Woodside Energy (LA) Production Holdings LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Production Holdings LLC
Woodside Energy (LA) Production LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Production LLC
Woodside Energy (LA) Production Investments LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Production Investments LLC
Woodside Energy (LA) OpCo LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) OpCo LLC
Louisiana LNG Gas Management LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG Gas Management LLC
Woodside Energy (LA) Capital Holdings LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Capital Holdings LLC
Woodside Energy (LA) Operating LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Operating LLC
Louisiana LNG Expansion LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG Expansion LLC
Louisiana LNG Expansion II LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG Expansion II LLC
Louisiana LNG LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG LLC
Driftwood Pipeline LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Driftwood Pipeline LLC
Louisiana LNG Common Facilities LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG Common Facilities LLC
Louisiana LNG Infrastructure LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Louisiana LNG Infrastructure LLC
Woodside Energy (LA) Corporate Services LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Corporate Services LLC
Woodside Energy (LA) Asset Services LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Asset Services LLC
Woodside Energy (LA) Services LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Services LLC
Woodside Energy (LA) Management LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Management LLC
Delhi Connector LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Delhi Connector LLC
Woodside Energy (LA) Trading LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Trading LLC
Woodside Energy (LA) Marketing Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Marketing Ltd
Woodside Energy (LA) Trading UK Ltd. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Trading UK Ltd.
Tellurian LNG Singapore Pte Ltd. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tellurian LNG Singapore Pte Ltd
Woodside Energy (LA) UK Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) UK Ltd
Woodside Energy (LA) Supply LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (LA) Supply LLC
PT Woodside Energy Indonesia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT Woodside Energy Indonesia
Woodside Energy (Cameroon) SARL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Cameroon) SARL
Woodside Energy (Gabon) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Gabon) Pty Ltd
Woodside Energy (Indonesia) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Indonesia) Pty Ltd
Woodside Energy (Indonesia II) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Indonesia II) Pty Ltd
Woodside Energy (Malaysia) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Malaysia) Pty Ltd
Woodside Energy (Ireland) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Ireland) Pty Ltd
Woodside Energy (Korea) Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Korea) Pte Ltd
Woodside Energy (Korea II) Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Korea II) Pte Ltd
Woodside Energy (Myanmar) Pte [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Myanmar) Pte Ltd
Woodside Energy (Morocco) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Morocco) Pty Ltd
Woodside Energy (New Zealand) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (New Zealand) Limited
Woodside Energy Holdings (New Zealand) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (New Zealand) Limited
Woodside Energy (Peru) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Peru) Pty Ltd
Woodside Energy (Tanzania) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Tanzania) Limited
Woodside Energy Holdings II Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings II Pty Ltd
Woodside Power Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Power Pty Ltd
Woodside Power (Generation) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Power (Generation) Pty Ltd
Woodside Energy Holdings (South America) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (South America) Pty Ltd
Woodside Energia (Brasil) Apoio Administrativo Ltda [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energia (Brasil) Apoio Administrativo Ltda
Woodside Energy Holdings (UK) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (UK) Pty Ltd
Woodside Energy (UK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (UK) Limited
Woodside Energy Finance (UK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Finance (UK) Limited
Woodside Energy (Congo) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Congo) Limited
Woodside Energy (Bulgaria) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Bulgaria) Limited
Woodside Energy Holdings (Senegal) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (Senegal) Limited
Woodside Energy (Senegal) B.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Senegal) B.V.
Woodside Energy (France) SAS [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (France) SAS
Woodside Energy Iberia S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Iberia S.A.
Woodside Energy (N.A.) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (N.A.) Limited
Woodside Energy (Namibia) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Namibia) Limited
Woodside Energy Services (Qingdao) Co Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Services (Qingdao) Co Ltd
Woodside Energy Julimar Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Julimar Pty Ltd
Woodside Energy (Norway) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Norway) Pty Ltd
Woodside Energy Technologies Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Technologies Pty Ltd
Woodside Technology Solutions Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Technology Solutions Pty Ltd
Woodside Energy Scarborough Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Scarborough Pty Ltd
Woodside Energy Carbon Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Carbon Holdings Pty Ltd
Woodside Energy Carbon (Assets) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Carbon (Assets) Pty Ltd
Woodside Energy Carbon (Services) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Carbon (Services) Pty Ltd
Woodside Energy (Financial Advisory Services) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Financial Advisory Services) Pty Ltd
Woodside Energy Trading Singapore Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Trading Singapore Pte Ltd
WelCap Insurance Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WelCap Insurance Pte Ltd
Woodside Energy Shipping Singapore Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Shipping Singapore Pte Ltd
Metasource Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Metasource Pty Ltd
Mermaid Sound Port and Marine Services Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Mermaid Sound Port and Marine Services Pty Ltd
Woodside Finance Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Finance Limited
Woodside Petroleum (Timor Sea 19) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Petroleum (Timor Sea 19) Pty Ltd
Woodside Petroleum (Timor Sea 20) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Petroleum (Timor Sea 20) Pty Ltd
Woodside Petroleum Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Petroleum Holdings Pty Ltd
Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Global Holdings Pty Ltd
Woodside Energy Global Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Global Pty Ltd
Perdido Mexico Pipeline Holdings, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Perdido Mexico Pipeline Holdings, S.A. de C.V.
Perdido Mexico Pipeline, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Perdido Mexico Pipeline, S. de R.L. de C.V.
Woodside Energy Investments Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Investments Pty Ltd
Woodside Energia Brasil Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energia Brasil Investimentos Ltda.
Woodside Energia Brasil Exploração e Produção Ltda. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energia Brasil Exploração e Produção Ltda.
Woodside Energy (Great Britain) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Great Britain) Limited
Woodside Energy (North West Shelf) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (North West Shelf) Pty Ltd
Woodside Energy (Trinidad) Holdings Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad) Holdings Ltd
Woodside Energy (Trinidad 3A) Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad-3A) Ltd
Woodside Energy USA Operations Inc [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy USA Operations Inc
Hamilton Brothers Petroleum Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hamilton Brothers Petroleum Corporation
Hamilton Oil Company LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hamilton Oil Company LLC
Woodside Energy Boliviana Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Boliviana Inc.
Woodside Energy (North America) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (North America) LLC
Woodside Energy (Americas) Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Americas) Inc.
Woodside Energy (GOM) Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (GOM) Inc.
Woodside Energy Hawaii Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Hawaii Inc.
Woodside Energy Resources Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Resources Inc.
Woodside Energy Holdings (Resources) Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings (Resources) Inc.
Woodside Energy USA Services Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy USA Services Inc.
Woodside Energy Marketing Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Marketing Inc.
Woodside Energy (Deepwater) Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Deepwater) Inc.
Woodside Energy (USA New Energy Holdings) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (USA New Energy Holdings) LLC
Woodside Energy (H2 Oklahoma) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (H2 Oklahoma) LLC
Woodside Energy (Foreign Exploration Holdings) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Foreign Exploration Holdings) LLC
Woodside Energy (Trinidad Block 3) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 3) Limited
Woodside Energy (Trinidad Block 5) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 5) Limited
Woodside Energy (Trinidad Block 6) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 6) Limited
Woodside Energy (Trinidad Block 7) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 7) Limited
Woodside Energy (Trinidad Block 14) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 14) Limited
Woodside Energy (Trinidad Block 23A) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 23A) Limited
Woodside Energy (Trinidad Block 23B) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 23B) Limited
Woodside Energy (Trinidad Block 28) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 28) Limited
Woodside Energy (Trinidad Block 29) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad Block 29) Limited
Woodside Energy (Bimshire) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Bimshire) Limited
Woodside Energy (Egypt) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Egypt) Limited
Woodside Energy (Carlisle Bay) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Carlisle Bay) Limited
Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Mexico) Limited
Woodside Energa Servicios Administrativos, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energía Servicios Administrativos,S. de R.L. de C.V.
Woodside Energa Servicios de Mxico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energía Servicios de México, S. de R.L. de C.V.
Woodside Energy (Mexico Holdings) LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Mexico Holdings) LLC
Operaciones Conjuntas, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Operaciones Conjuntas, S. de R.L. de C.V.
Woodside Energa Holdings de Mxico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energía Holdings de México, S. de R.L. de C.V.
Woodside Petrleo Operaciones de Mxico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Petróleo Operaciones de México, S. de R.L. de C.V.
Woodside Energy (Australia) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Australia) Pty Ltd
Woodside Energy (International Exploration) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (International Exploration) Pty Ltd
Woodside Energy (Bass Strait) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Bass Strait) Pty Ltd
Woodside Energy (Victoria) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Victoria) Pty Ltd
Woodside Energy Holdings LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy Holdings LLC
Woodside Energy (Trinidad 2C) Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Trinidad-2C) Ltd
OCI Clean Ammonia Holding BV [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	OCI Clean Ammonia Holding BV
OCI Clean Ammonia LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	OCI Clean Ammonia LLC
Woodside Energy (Canada) Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Woodside Energy (Canada) Corporation
Koolbardi Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Koolbardi Pte Ltd